Other Borrowings (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Reverse repurchase agreements and other borrowings due within 1 year	$ 0	$ 0
Reverse repurchase agreements and other borrowings due from 1 to 3 years	300,000	0
Reverse repurchase agreements and other borrowings due from 4 to 5 years	300,000	500,000
Reverse repurchase agreements and other borrowings due in more than 5 years	200,000	300,000
Other borrowings	800,000	800,000
Callable reverse repurchase agreements and other borrowings	500,000	500,000
Reverse repurchase agreements and other borrowings due within 1 year	200,000	0
Reverse repurchase agreements and other borrowings due from 1 to 3 years	300,000	500,000
Reverse repurchase agreements and other borrowings due from 4 to 5 years	300,000	200,000
Reverse repurchase agreements and other borrowings due in more than 5 years	0	100,000
Repurchase agreements with customers	800,000
Securities sold under repurchase agreements, weighted average interest rate at end of year	3.90%	3.90%	3.90%
Securities sold under repurchase agreements, weighted daily average interest rate during period	3.73%	3.90%	3.90%
Daily average of securities sold under agreements to repurchase	800,000	800,000	800,000
Maximum securities sold under agreements to repurchase at any month end	800,000	800,000	800,000
Securities sold under repurchase agreements, interest expense	29,867	29,867	31,061
Other borrowings, weighted average interest rate at end of year	0.00%	0.00%	5.98%
Other borrowings, weighted daily average interest rate during the year	0.00%	4.98%	0.69%
Daily average of other borrowings	0	9,479	191,989
Maximum other borrowings at any month end	0	14,310	240,600
Other borrowings, interest expense	$ 0	$ 22	$ 1,327